Acquisitions, Investments and Disposals - Schedule of Pro Forma (Details) - Pro Forma [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pro Forma
Current Assets			$ 846,339	$ 115,323
Non-Current Assets			17,295,608	5,983,135
Total Assets			18,141,947	6,098,458
Current Liabilities			8,760,728	18,787,002
Non-Current Liabilities			308,510	3,551,643
Total Liabilities			9,069,238	22,338,645
Mezzanine Equity			84,790	84,790
Total Stockholders’ Equity (Deficit)			8,987,919	(16,324,977)
Revenue	$ 323,429	$ 136,131	3,366,411	3,946,445
Cost of Revenue	(333,201)	(121,073)	(2,011,384)	(2,201,900)
Gross Profit	(9,772)	15,058	1,355,027	1,744,545
Operating Expenses	456,727	309,596	14,456,452	17,141,229
Interest expense		6,654
Net Loss	$ (466,499)	$ (301,192)	$ (9,893,016)	$ (8,527,806)